Fair Value Hierarchy - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Warrant [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant Liability	$ 454	$ 3,838	$ 76,423
Quoted Prices in Active Markets (Level 1)
Liabilities:
Warrant Liability	0	0	0
Significant Other Observable Inputs (Level 2)
Liabilities:
Warrant Liability	0	0	0
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant Liability	$ 454	$ 3,838	$ 76,423